Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 6 — Asset Retirement Obligations (ARO)

The majority of the ARO recognized by the Company at March 31, 2014 and December 31, 2013 related to the estimated costs to dismantle and abandon certain of its retail gasoline stations. The Company has not recorded an ARO for certain of its marketing assets because sufficient information is presently not available to estimate a range of potential settlement dates for the obligation. These assets are consistently being upgraded and are expected to be operational into the foreseeable future. In these cases, the obligation will be initially recognized in the period in which sufficient information exists to estimate the obligation.

A reconciliation of the beginning and ending aggregate carrying amount of the ARO is shown in the following table.

	March 31,	December 31,
(Thousands of dollars)	2014	2013
Balance at beginning of period	$17,130	$15,401
Accretion expense	297	1,096
Liabilities incurred	178	633
Balance at end of period	$17,605	$17,130

The estimation of future ARO is based on a number of assumptions requiring professional judgment. The Company cannot predict the type of revisions to these assumptions that may be required in future periods due to the lack of availability of additional information.

Note 9 — Asset Retirement Obligations (ARO)

The majority of the ARO recognized by the Company at December 31, 2013 and 2012 related to the estimated costs to dismantle and abandon certain of its retail gasoline stations. The Company has not recorded an ARO for certain of its marketing assets because sufficient information is presently not available to estimate a range of potential settlement dates for the obligation. These assets are consistently being upgraded and are expected to be operational into the foreseeable future. In these cases, the obligation will be initially recognized in the period in which sufficient information exists to estimate the obligation.

A reconciliation of the beginning and ending aggregate carrying amount of the ARO is shown in the following table.

	December 31,
(Thousands of dollars)	2013	2012
Balance at beginning of period	$15,401	13,190
Accretion expense	1,096	980
Liabilities incurred	633	1,231
Balance at end of period	$17,130	15,401

The estimation of future ARO is based on a number of assumptions requiring professional judgment. The Company cannot predict the type of revisions to these assumptions that may be required in future periods due to the lack of availability of additional information.